Document And Entity Information	Oct. 16, 2026
Document Information [Line Items]
Entity, Registrant Name	PROFESSIONAL DIVERSITY NETWORK, INC.
Document, Type	8-K
Document, Period End Date	Oct. 16, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35824
Entity, Tax Identification Number	80-0900177
Entity, Address, Address Line One	55 E. Monroe Street
Entity, Address, Address Line Two	Suite 2120
Entity, Address, City or Town	Chicago
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60603
City Area Code	312
Local Phone Number	614-0950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IPDN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001546296